SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

        In January 2014, the Company issued and sold an additional $90.0 in aggregate principal amount of 1.125% convertible senior notes due December 15, 2018 at par.

        In February and March 2014, the Company granted RSUs to purchase an aggregate of up to 264,241 Class A shares to its employees, respectively, pursuant to the 2007 Plan.

        On March 12, 2014, the Company completed the acquisition of a 100% ownership interest in KitLocate Ltd. ("KitLocate"), the developer of an energy-efficient geolocation technology for mobile devices, for a cash consideration of up to $10.2 (RUR 370 at the exchange rate as of the acquisition date), including $4.0 (RUR 146 at the exchange rate as of the acquisition date) paid in full upon closing of the deal, $3.9 (RUR 142 at the exchange rate as of the acquisition date) paid to escrow account that will be gradually released during four years after the completion date to the KitLocate's founders subject to their continued employment, and $2.3 (RUR 82 at the exchange rate as of the acquisition date) of earn-out payments on the achievement of certain distribution milestones. The acquisition will be accounted for as a business combination and, accordingly, the total purchase price will be allocated to the tangible and intangible assets acquired and the liabilities assumed based on their respective fair values as of the acquisition date. The Company is currently working on the preliminary purchase price allocation and expects it to be completed by the end of the quarter ending June 30, 2014.

        From January 1 through March 31, 2014, the Company repurchased 3,027,325 Class A shares at an average price of $36.65 per share, for a total amount of $110.9.

        Subsequent to December 31, 2013, the Russian ruble has significantly depreciated against foreign currencies, including the U.S. dollar. The currency exchange rate as of December 31, 2013 was RUR 32.7292 to $1.00 and, during the period from December 31, 2013 to March 31, 2014, the currency exchange rate of the Russian ruble declined to RUR 35.6871 to $1.00. The lowest rate reached during this period was RUR 36.6505 to $1.00 as of March 18, 2014.